Columbia Select Large Cap Growth Fund
First Quarter Report
June 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Large Cap Growth Fund, June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 6.7%
Entertainment 3.7%
TKO Group Holdings, Inc.	148,288	26,981,002
Media 3.0%
Trade Desk, Inc. (The), Class A(a)	299,794	21,582,170
Total Communication Services		48,563,172
Consumer Discretionary 17.5%
Broadline Retail 9.7%
Amazon.com, Inc.(a)	240,942	52,860,265
MercadoLibre, Inc.(a)	6,476	16,925,868
Total		69,786,133
Hotels, Restaurants & Leisure 5.8%
Booking Holdings, Inc.	4,286	24,812,683
Chipotle Mexican Grill, Inc.(a)	308,914	17,345,521
Total		42,158,204
Specialty Retail 2.0%
O’Reilly Automotive, Inc.(a)	157,230	14,171,140
Total Consumer Discretionary		126,115,477
Consumer Staples 2.5%
Consumer Staples Distribution & Retail 2.5%
Costco Wholesale Corp.	17,923	17,742,695
Total Consumer Staples		17,742,695
Financials 8.2%
Capital Markets 4.5%
KKR & Co., Inc., Class A	125,282	16,666,264
MSCI, Inc.	26,648	15,368,968
Total		32,035,232
Financial Services 3.7%
Visa, Inc., Class A	75,742	26,892,197
Total Financials		58,927,429
Health Care 13.0%
Biotechnology 2.5%
Argenx SE, ADR(a)	28,172	15,528,970
Insmed, Inc.(a)	28,526	2,870,856
Total		18,399,826
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 6.3%
Insulet Corp.(a)	43,400	13,635,412
Intuitive Surgical, Inc.(a)	58,074	31,557,992
Total		45,193,404
Pharmaceuticals 4.2%
Eli Lilly & Co.	38,986	30,390,757
Total Health Care		93,983,987
Industrials 8.3%
Building Products 2.8%
Trane Technologies PLC	46,243	20,227,151
Construction & Engineering 3.4%
Quanta Services, Inc.	64,727	24,471,984
Electrical Equipment 2.1%
Vertiv Holdings Co.	121,559	15,609,391
Total Industrials		60,308,526
Information Technology 42.5%
Semiconductors & Semiconductor Equipment 16.4%
Applied Materials, Inc.	88,271	16,159,772
NVIDIA Corp.	647,681	102,327,121
Total		118,486,893
Software 26.1%
Adobe, Inc.(a)	69,912	27,047,554
Crowdstrike Holdings, Inc., Class A(a)	27,658	14,086,496
Intuit, Inc.	34,252	26,977,903
Microsoft Corp.	142,578	70,919,723
Palo Alto Networks, Inc.(a)	118,628	24,276,034
ServiceNow, Inc.(a)	24,674	25,366,846
Total		188,674,556
Total Information Technology		307,161,449
Total Common Stocks (Cost $248,291,784)		712,802,735

Columbia Select Large Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Large Cap Growth Fund, June 30, 2025 (Unaudited)
Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(b),(c)	11,109,251	11,107,029
Total Money Market Funds (Cost $11,105,851)		11,107,029
Total Investments in Securities (Cost: $259,397,635)		723,909,764
Other Assets & Liabilities, Net		(1,257,770)
Net Assets		722,651,994
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	9,008,101	43,607,061	(41,509,209)	1,076	11,107,029	1,147	49,951	11,109,251
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Select Large Cap Growth Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT215_03_R01_(08/25)